Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings per Share
Schedule of reconciliation of net income before minority interest to net income available for common stockholders and the calculation of basic and diluted earnings per share

Six Months Ended
(in thousands)	June 30, 2015

Income before income taxes and noncontrolling interest	$89,734
Provision for (benefit from) income taxes	4,725
Net income	85,009
Net income allocable to members of Virtu Financial LLC (for the period January 1, 2015 through April 15, 2015)	(83,147)
Noncontrolling interest subsequent to April 15, 2015	(1,388)
Net income available for common stockholders	$474

Period from
April 16, 2015 through
(in thousands, except for shares or per share amounts)	June 30, 2015
Basic earnings per share:
Net income available for common stockholders	$474
Weighted average shares of common stock outstanding:
Class A	34,305,052
Basic Earnings per share	$0.01

Period from
April 16, 2015 through
(in thousands, except for shares or per share amounts)	June 30, 2015
Diluted earnings per share:
Net income available for common stockholders	$474
Weighted average shares of common stock outstanding:
Class A
Issued and outstanding	34,305,052
Issuable pursuant to 2015 Management Incentive Plan	224,297
34,529,349
Diluted Earnings per share	$0.01